Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Purchase commitment
Purchase commitment, Less than one year	¥ 45,046	¥ 79,906
Purchase commitments, 1-2 Years	6,667	6,667
Purchase commitments, 2-3 Years	6,667	6,667
Purchase commitments, 3-5 Years	3,333	6,667
Purchase commitment	61,713	99,907
Purchase commitment
Capital commitment, Less than one year	18,994	15,872
Capital commitment	¥ 18,994	¥ 15,872